SIGNIFICANT RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2023
SIGNIFICANT RELATED PARTY TRANSACTIONS

28. SIGNIFICANT RELATED PARTY TRANSACTIONS

Apart from those discussed elsewhere in these financial statements, the following are significant related party transactions entered into between the Company and its related parties at agreed rates:

Due from related parties

	2023	2022
	RMB’000	RMB’000
Liping Huang (CEO’s spouse)	3,550	-
Lei Deng (legal representative of one of the subsidiaries)	1,964	-
Xiaorong Yang (legal representative of one of the subsidiaries)	3,830	-

Total	9,344	-

At December 31, 2023, the Company assessed whether the credit risk on a financial instrument has increased significantly since initial recognition, and concluded no loss allowance for ECL needs to be recorded for due from related parties under IFRS 9 as a result of the guaranteed repayment from the Company’s senior officers.

Amount owned to related parties

	2023	2022
	RMB’000	RMB’000
Amounts owed to related parties	553	1,291

	553	1,291

As of December 31, 2022, total of amounts owed to related parties held by discontinued operations was RMB 35,057,000.

Mr. Huang Jia Dong, the prior Chief Executive Officer and a prior director of the company, and Mr. Wong Kung Tok, formerly one of the Company’s significant shareholders, provide working capital loans to the Company from time to time during the normal course of its business. These loans amounted to RMB 35,057,000 and RMB 35,057,000 as of December 31, 2022 and 2021, respectively. These loans are interest free, unsecured and repayable on demand. Mr. Huang and Mr. Wong are brothers-in-law. The whole of this amount was held by discontinued operations.

As of December 31, 2022, the Company had a loan of US$167,000 (equivalent to RMB 1,160,000) (2021: US$167,000 (equivalent to RMB 1,160,000)) payable to Sound Treasure Limited, an affiliate of Mr. Huang Jia Dong and a shareholder of the Company. This loan is interest free, unsecured and repayable on demand. As a result of the sale of subsidiaries, the loan was forgiven on the disposal date, and the company recognize other income totaling US$ 167,000 (equivalent to RMB 1,160,000).

As of December 31, 2022, the Company had a loan of US$20,000 (equivalent to RMB 131,000) (2021: US$20,000 (equivalent to RMB131,000)) payable to Alex Ng Man Shek, a former director and corporate secretary of the Company. This loan is interest free, unsecured and repayable on demand.

As of December 31, 2023, the Company had due to Weilai Zhang, (the Company’s CEO) of US$ 78,000 (equivalent to RMB 553,000), no interest, unsecured and payable upon demand.

During the year ended December 31, 2022, the Company incurred a total of RMB 2,847,000 in consultancy fees to Anhui Zhongjun Enterprise Management Co., Ltd. (“Anhui Zhongjun”), of which the whole amount were expensed during the year. During the year ended December 31, 2022, the Company received a total of RMB 2,635,000 in cash from Anhui Zhongjun for the provision of business management services. The Company completed all performance obligations pertaining to the RMB 2,635,000 received and recognized revenue of RMB 2,486,000, net of PRC value-added tax of RMB 149,000. The director of Anhui Zhongjun, Zhang Yonghong is also a director of the Company’s subsidiary, Chengdu Future Talented Management and Consulting Co., Ltd.

During the year ended December 31, 2021, the Company paid a total of RMB 8,840,000 in consultancy fees to Anhui Zhongjun Enterprise Management Co., Ltd. (“Anhui Zhongjun”); of the RMB 8,840,000 total consultancy fees, RMB 5,993,000 were expensed during the year. The remaining RMB 2,847,000 was recorded under prepayments under current assets as of December 31, 2021. During the year ended December 31, 2022, the Company expensed the remaining RMB 2,847,000 prepayment. During the year ended December 31, 2022, the Company received a total of RMB 2,486,000 from Anhui Zhongjun for the provision of business management services. The Company completed all performance obligations pertaining to the RMB 2,635,000 received and recognized revenue of RMB 2,486,000, net of PRC value-added tax of RMB 149,000. During the year ended December 31, 2021, the Company received a total of RMB 1,460,000 from Anhui Zhongjun for the provision of business management services. The Company completed all performance obligations pertaining to the RMB 1,460,000 received and recognized revenue of RMB 1,378,000, net of PRC value-added tax of RMB 82,000.

The director of Anhui Zhongjun, Zhang Yonghong, is also a director of the Company’s subsidiary, Chengdu Future Talented Management and Consulting Co., Ltd.

During the year ended December 31, 2021, the Company incurred a total of RMB 36,929,000 in cost of revenue to Lianjie (Hainan)Technology Co., Ltd. (“Lianjie”). The Company paid RMB 34,364,000 to Lianjie for the cost of revenue incurred. As of December 31, 2021, the Company had trade accounts payable of RMB nil due to Lianjie. Lin Yufeng, a director of the Company’s subsidiary, Hainan Kylin Cloud Services Technology Co., Ltd., was a significant shareholder of Lianjie from September 22, 2021 until November 19, 2021. Lin Yufeng was no longer a significant shareholder of Lianjie during the year ended December 31, 2022, and thus Lianjie was no longer a related party of the Company.